Supplemental information to the Consolidated Statement of Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Information [Abstract]
Transfers from loans to other assets for other real estate owned (“OREO”)	$ 3	$ 4	$ 7
Change in assets of consolidated VIEs	500	170	7,881
Change in liabilities of consolidated VIEs	313	69	7,423
Change in nonredeemable noncontrolling interests of consolidated investment management funds	302	120	295
Securities purchased not settled	112	75	0
Securities sales not settled	587	0	11
Securities matured not settled	70	0	0
Available-for-Sale Securities Transferred to Held-to-Maturity	0	0	11,602
Held-to-maturity Securities Transferred to Available-for-sale, at Carrying Value	74	10	0
Premises and equipment/capitalized software funded by capital lease obligations	$ 347	$ 13	$ 49